Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2025
Employee Benefits [Abstract]
Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Income

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Japan	¥2,990	¥2,741	¥4,182
Foreign	13,782	15,956	13,925
Defined benefit costs	¥16,772	¥18,697	¥18,106

Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Financial Position

	JPY (millions) As of March 31, 2024
	Japan	Foreign	Total
Present value of defined benefit obligations	¥143,712	¥301,078	¥444,790
Fair value of plan assets	226,229	165,514	391,743
Effect of asset ceiling	63,422	—	63,422
Net defined benefit liabilities (assets)	¥(19,096)	¥135,564	¥116,469

Consolidated statements of financial position
Net defined benefit liabilities	¥8,317	¥135,564	¥143,882
Net defined benefit assets	27,413	—	27,413
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(19,096)	¥135,564	¥116,469

	JPY (millions) As of March 31, 2025
	Japan	Foreign	Total
Present value of defined benefit obligations	¥130,864	¥253,624	¥384,488
Fair value of plan assets	¥221,422	¥125,701	¥347,123
Effect of asset ceiling	78,717	—	78,717
Net defined benefit liabilities (assets)	¥(11,840)	¥127,922	¥116,083

Consolidated statements of financial position
Net defined benefit liabilities	¥7,462	¥127,967	¥135,429
Net defined benefit assets	19,302	44	19,346
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(11,840)	¥127,922	¥116,083

Summary of Changes in Present Value of the Defined Benefit Obligations
A summary of changes in present value of the defined benefit obligations for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31, 2024
	Japan	Foreign	Total
At beginning of the year	¥153,371	¥247,725	¥401,096
Current service cost	3,004	11,233	14,236
Interest cost	2,078	9,427	11,505
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(341)	197	(143)
From changes in financial assumptions	(5,508)	11,387	5,879
Experience adjustments	426	(4,628)	(4,202)
Past service cost	—	(67)	(67)
Benefits paid	(9,318)	(12,939)	(22,257)
Contributions by the employees	—	4,610	4,610
Foreign currency translation differences	—	34,132	34,132
At end of the year	¥143,712	¥301,078	¥444,790

	JPY (millions) For the Year Ended March 31, 2025
	Japan	Foreign	Total
At beginning of the year	¥143,712	¥301,078	¥444,790
Current service cost	2,918	12,281	15,199
Interest cost	2,448	9,170	11,618
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	40	37	77
From changes in financial assumptions	(7,622)	(3,952)	(11,574)
Experience adjustments	696	7,006	7,701
Past service cost	1,535	(2,731)	(1,196)
Settlement(1)	—	(57,537)	(57,537)
Benefits paid	(12,701)	(17,053)	(29,754)
Contributions by the employees	—	5,053	5,053
Effect of business combinations and disposals	(161)	(95)	(256)
Foreign currency translation differences	—	366	366
At end of the year	¥130,864	¥253,624	¥384,488
(1) The defined benefit obligation for the fiscal year ended March 31, 2025, decreased due to the implementation of a pension buyout for a certain retirement pension plan with participants in multiple U.S. subsidiaries.
Changes in effect of asset ceiling for the periods presented are as follows:

	JPY (millions) For the Year Ended March 31
	2024	2025
Balance at beginning of the year	¥41,311	¥63,422
Interest income	549	1,059
Remeasurement Changes in effect of asset ceiling	21,561	14,237
Balance at end of the year	¥63,422	¥78,717

Summary of Significant Actuarial Assumptions Used to Determine Present Value
Significant actuarial assumptions used to determine the present value are as follows:

	Discount rate	Future salary increases
As of March 31, 2024
Japan	1.7%	—
Foreign	3.0%	3.1%
As of March 31, 2025
Japan	2.4%	—
Foreign	2.5%	3.0%

Schedule of Sensitivity Analysis for Actuarial Assumptions
A 0.5% change in these actuarial assumptions would affect the present value of defined benefit obligations at the end of the reporting period, while holding all other assumptions constant, by the amounts shown below:

	JPY (millions)
	Discount Rate		Future Salary Increases
	Change in assumption	Impact	Change in assumption	Impact
As of March 31, 2024
Japan	+0.50%	(8,414)	+0.50%	—
	-0.50%	9,092	-0.50%	—
Foreign	+0.50%	(17,458)	+0.50%	4,463
	-0.50%	19,599	-0.50%	(4,129)
As of March 31, 2025
Japan	+0.50%	(7,178)	+0.50%	—
	-0.50%	7,914	-0.50%	—
Foreign	+0.50%	(14,452)	+0.50%	4,871
	-0.50%	16,049	-0.50%	(4,397)

Schedule of Changes in Fair Value of Plan Assets and Breakdown by Asset Class
A summary of changes in fair value of plan assets for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31
	2024	2025
Balance at beginning of the year	¥345,630	¥391,743
Interest income on plan assets	7,527	8,574
Remeasurement of defined benefit plans Return on plan assets	15,923	1,164
Contributions by the employer	14,758	18,845
Contributions by the employees	4,610	5,053
Settlement(1)	—	(60,320)
Benefits paid	(15,161)	(18,826)
Foreign currency translation differences	18,457	890
Balance at end of the year	¥391,743	¥347,123
(1) Plan assets for the fiscal year ended March 31, 2025, decreased due to the implementation of a pension buyout for a certain retirement pension plan with participants in multiple U.S. subsidiaries.
The breakdown of fair value by asset class is as follows:

	JPY (millions) As of March 31
	2024		2025
	With quoted prices in active markets	No quoted prices in active markets	With quoted prices in active markets	No quoted prices in active markets
Equities:
Japan	¥11,796	¥2,803	¥10,531	¥2,315
Foreign	53,396	86,372	57,690	81,589
Bonds:
Japan	399	17,276	387	19,513
Foreign	33,153	79,251	33,014	33,246
Life insurance company general accounts	—	70,070	—	68,741
Cash and cash equivalent	10,951	—	11,070	—
Others	1,541	24,736	1,640	27,386
Total plan assets	¥111,236	¥280,507	¥114,332	¥232,791

Summary of Major Employee Benefits Expenses other than Retirement Benefits
Major employee benefit expenses other than retirement benefits for each fiscal year are as follows:

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Salary	¥573,080	¥688,316	¥701,775
Bonuses	133,792	161,821	174,576
Other	237,857	274,094	266,491